Fees and Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2018	2019	2020
	(in millions)
Fees and commissions on deposits	¥53,483	¥52,624	¥53,684
Fees and commissions on remittances and transfers	169,300	168,756	169,407
Fees and commissions on foreign trading business	78,239	73,176	66,025
Fees and commissions on credit card business	212,515	225,877	238,112
Fees and commissions on security-related services	258,728	233,448	221,494
Fees and commissions on administration and management services for investment funds	159,481	147,597	184,559
Trust fees	112,399	115,002	119,919
Guarantee fees (1)	44,160	44,962	46,322
Insurance commissions	49,223	46,918	44,415
Fees and commissions on real estate business	40,573	45,160	49,764
Other fees and commissions (2)	284,691	285,058	308,351

Total	¥1,462,792	¥1,438,578	¥1,502,052

Notes:
(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.